Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 118,922	$ 34,021
Less: allowance for doubtful accounts	(26,773)	(24,316)
Accounts receivable, net	$ 92,149	$ 9,705